Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 9.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	36,378	$362,323
Guggenheim Strategy Fund II1	14,497	362,128
Total Mutual Funds
(Cost $722,291)		724,451

	Face Amount
FEDERAL AGENCY NOTES†† - 25.9%
Freddie Mac
0.40% due 12/15/22	$2,000,000	2,001,124
Total Federal Agency Notes
(Cost $2,001,543)		2,001,124

U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
0.01% due 04/22/21[2,3]	250,000	249,998
Total U.S. Treasury Bills
(Cost $249,997)		249,998

REPURCHASE AGREEMENTS††,4 - 58.2%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	2,401,955	2,401,955
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	1,092,046	1,092,046
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	996,662	996,662
Total Repurchase Agreements
(Cost $4,490,663)		4,490,663
Total Investments - 96.7%
(Cost $7,464,494)		$7,466,236
Other Assets & Liabilities, net - 3.3%		254,044
Total Net Assets - 100.0%		$7,720,280

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	65	Apr 2021	$7,604,188	$(267,002)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$724,451	$—	$—	$724,451
Federal Agency Notes	—	2,001,124	—	2,001,124
U.S. Treasury Bills	—	249,998	—	249,998
Repurchase Agreements	—	4,490,663	—	4,490,663
Total Assets	$724,451	$6,741,785	$—	$7,466,236

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$267,002	$—	$—	$267,002

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$202,174	$160,000	$–	$–	$(46)	$362,128	14,497	$925
Guggenheim Ultra Short Duration Fund — Institutional Class	208,126	155,000	–	–	(803)	362,323	36,378	685
	$410,300	$315,000	$–	$–	$(849)	$724,451		$1,610

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
MUTUAL FUNDS† - 50.5%
Guggenheim Strategy Fund III[1]	224,496	$5,643,838
Guggenheim Strategy Fund II1	141,083	3,524,256
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	260,581	2,595,390
Total Mutual Funds
(Cost $11,643,396)		11,763,484

	Face Amount
U.S. TREASURY BILLS†† - 6.8%
U.S. Treasury Bills
0.01% due 04/22/21[2,3]	$1,585,000	1,584,989
Total U.S. Treasury Bills
(Cost $1,584,986)		1,584,989

REPURCHASE AGREEMENTS††,4 - 39.8%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	4,954,918	4,954,918
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	2,252,746	2,252,746
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	2,055,983	2,055,983
Total Repurchase Agreements
(Cost $9,263,647)		9,263,647
Total Investments - 97.1%
(Cost $22,492,029)		$22,612,120
Other Assets & Liabilities, net - 2.9%		682,888
Total Net Assets - 100.0%		$23,295,008

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Soybean Futures Contracts	27	Nov 2021	$1,695,938	$87,916
Soybean Meal Futures Contracts	30	Dec 2021	1,192,500	46,386
Corn Futures Contracts	59	Sep 2021	1,463,200	31,772
Copper Futures Contracts	6	May 2021	597,675	31,519
Lean Hogs Futures Contracts	10	Jun 2021	421,000	28,294
Soybean Futures Contracts	7	May 2021	502,862	26,867
Soybean Oil Futures Contracts	9	May 2021	285,876	17,374
Corn Futures Contracts	6	May 2021	169,275	7,085
LME Zinc Futures Contracts	2	May 2021	140,613	2,619
LME Primary Aluminum Futures Contracts	5	May 2021	275,031	2,531
LME Lead Futures Contracts	2	May 2021	98,288	1,169
Live Cattle Futures Contracts	2	Jun 2021	98,080	454
Natural Gas Futures Contracts	1	Apr 2021	26,030	347
Soybean Meal Futures Contracts	1	May 2021	42,320	(803)
Wheat Futures Contracts	1	May 2021	30,938	(1,116)
Hard Red Winter Wheat Futures Contracts	2	May 2021	57,675	(4,331)
Low Sulphur Gas Oil Futures Contracts	1	May 2021	49,800	(4,418)
Cotton #2 Futures Contracts	3	May 2021	121,125	(6,284)
Silver Futures Contracts	1	May 2021	122,350	(13,253)
Brent Crude Futures Contracts	4	Apr 2021	251,640	(14,842)
Gasoline RBOB Futures Contracts	7	Apr 2021	576,681	(19,628)
Sugar #11 Futures Contracts	18	Apr 2021	297,158	(24,469)
WTI Crude Futures Contracts	6	Apr 2021	355,920	(27,142)
			$8,871,975	$168,047

Equity Futures Contracts Purchased†
Amsterdam Index Futures Contracts	3	Apr 2021	$493,304	$18,053
FTSE Taiwan Index Futures Contracts	11	Apr 2021	641,080	17,892

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
Euro STOXX 50 Index Futures Contracts	8	Jun 2021	$362,946	$6,146
Tokyo Stock Price Index Futures Contracts	1	Jun 2021	177,463	5,993
CAC 40 10 Euro Index Futures Contracts	8	Apr 2021	568,715	3,673
SPI 200 Index Futures Contracts	1	Jun 2021	128,865	2,149
S&P 500 Index Mini Futures Contracts	1	Jun 2021	198,425	2,057
IBEX 35 Index Futures Contracts††	2	Apr 2021	200,693	1,615
S&P/TSX 60 IX Index Futures Contracts	2	Jun 2021	353,990	1,572
OMX Stockholm 30 Index Futures Contracts	3	Apr 2021	75,037	1,510
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2021	261,695	910
MSCI EAFE Index Futures Contracts	2	Jun 2021	219,200	270
FTSE 100 Index Futures Contracts	2	Jun 2021	184,089	(295)
FTSE/JSE TOP 40 Index Futures Contracts††	5	Jun 2021	206,838	(8,007)
Russell 2000 Index Mini Futures Contracts	2	Jun 2021	222,330	(10,900)
CBOE Volatility Index Futures Contracts	27	Apr 2021	561,330	(61,502)
			$4,856,000	$(18,864)

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	47	Jun 2021	$3,740,025	$12,451
Mexican Peso Futures Contracts	14	Jun 2021	339,920	9,050
Japanese Yen Futures Contracts	4	Jun 2021	451,850	(4,126)
Australian Dollar Futures Contracts	11	Jun 2021	835,780	(11,084)
New Zealand Dollar Futures Contracts	9	Jun 2021	628,470	(12,816)
British Pound Futures Contracts	29	Jun 2021	2,498,894	(14,793)
Euro FX Futures Contracts	8	Jun 2021	1,174,300	(15,935)
			$9,669,239	$(37,253)

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	1	Jun 2021	$200,715	$366
U.S. Treasury 2 Year Note Futures Contracts	3	Jun 2021	662,227	(135)
Australian Government 3 Year Bond Futures Contracts	27	Jun 2021	2,400,524	(675)
Euro - Bobl Futures Contracts	13	Jun 2021	2,058,384	(1,153)
Australian Government 10 Year Bond Futures Contracts	22	Jun 2021	2,304,627	(10,962)
U.S. Treasury 10 Year Note Futures Contracts	18	Jun 2021	2,358,844	(16,074)
Canadian Government 10 Year Bond Futures Contracts	22	Jun 2021	2,433,724	(21,306)
			$12,419,045	$(49,939)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	35	Jun 2021	$4,637,937	$84,127
Japanese Yen Futures Contracts	23	Jun 2021	2,598,138	44,612
Australian Dollar Futures Contracts	10	Jun 2021	759,800	8,284
Euro FX Futures Contracts	3	Jun 2021	440,363	5,972
			$8,436,238	$142,995

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	28	Jun 2021	$663,040	$106,642
CBOE Volatility Index Futures Contracts	4	Jul 2021	97,320	12,569
CBOE Volatility Index Futures Contracts	14	May 2021	318,500	11,530
IBEX 35 Index Futures Contracts††	1	Apr 2021	100,346	1,085
FTSE 100 Index Futures Contracts	3	Jun 2021	276,134	1,028
			$1,455,340	$132,854

Interest Rate Futures Contracts Sold Short†
U.S. Treasury Long Bond Futures Contracts	10	Jun 2021	$1,549,375	$36,796
U.S. Treasury 10 Year Note Futures Contracts	11	Jun 2021	1,441,516	21,463
Long Gilt Futures Contracts††	18	Jun 2021	3,158,517	19,240
U.S. Treasury Ultra Long Bond Futures Contracts	3	Jun 2021	546,094	15,207
Canadian Government 10 Year Bond Futures Contracts	10	Jun 2021	1,106,238	14,938

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short† (continued)
U.S. Treasury 5 Year Note Futures Contracts	10	Jun 2021	$1,234,609	$7,833
Euro - OATS Futures Contracts††	12	Jun 2021	2,276,454	2,931
Euro - Bund Futures Contracts	16	Jun 2021	3,211,445	2,923
Australian Government 10 Year Bond Futures Contracts	3	Jun 2021	314,267	1,222
Euro - BTP Italian Government Bond Futures Contracts††	9	Jun 2021	1,574,683	1,054
Euro - 30 year Bond Futures Contracts	1	Jun 2021	241,370	247
Euro - Schatz Futures Contracts	77	Jun 2021	10,121,148	46
			$26,775,716	$123,900

Commodity Futures Contracts Sold Short†
Low Sulphur Gas Oil Futures Contracts	7	May 2021	$348,600	$23,488
Wheat Futures Contracts	10	May 2021	309,375	11,743
Coffee 'C' Futures Contracts	5	May 2021	232,406	6,809
Natural Gas Futures Contracts	3	Apr 2021	78,090	2,782
Gold 100 oz. Futures Contracts	1	Jun 2021	170,880	2,287
NY Harbor ULSD Futures Contracts	1	Apr 2021	74,470	2,240
Hard Red Winter Wheat Futures Contracts	5	May 2021	144,188	223
Red Spring Wheat Futures Contracts	1	May 2021	30,525	12
Cocoa Futures Contracts	1	May 2021	23,510	(33)
Live Cattle Futures Contracts	1	Jun 2021	49,040	(233)
Soybean Meal Futures Contracts	2	May 2021	84,640	(5,006)
Corn Futures Contracts	10	May 2021	282,125	(5,780)
Corn Futures Contracts	29	Jul 2021	793,875	(6,587)
Cattle Feeder Futures Contracts	5	May 2021	374,375	(6,828)
Soybean Futures Contracts	10	May 2021	718,375	(9,242)
Soybean Futures Contracts	9	Jul 2021	642,488	(24,890)
Soybean Meal Futures Contracts	17	Jul 2021	721,990	(35,561)
			$5,078,952	$(44,576)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$11,763,484	$—	$—	$11,763,484
U.S. Treasury Bills	—	1,584,989	—	1,584,989
Repurchase Agreements	—	9,263,647	—	9,263,647
Commodity Futures Contracts**	333,917	—	—	333,917
Equity Futures Contracts**	191,994	2,700	—	194,694
Currency Futures Contracts**	164,496	—	—	164,496
Interest Rate Futures Contracts**	101,041	23,225	—	124,266
Total Assets	$12,554,932	$10,874,561	$—	$23,429,493

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$210,446	$—	$—	$210,446
Equity Futures Contracts**	72,697	8,007	—	80,704
Currency Futures Contracts**	58,754	—	—	58,754
Interest Rate Futures Contracts**	50,305	—	—	50,305
Total Liabilities	$392,202	$8,007	$—	$400,209

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,510,413	$11,038	$–	$–	$2,805	$3,524,256	141,083	$11,378
Guggenheim Strategy Fund III	5,614,498	20,410	–	–	8,930	5,643,838	224,496	21,055
Guggenheim Ultra Short Duration Fund — Institutional Class	2,594,622	5,977	–	–	(5,209)	2,595,390	260,581	6,114
	$11,719,533	$37,425	$–	$–	$6,526	$11,763,484		$38,547

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 43.4%
Technology - 12.9%
Inphi Corp.*	7,178	$1,280,627
Maxim Integrated Products, Inc.	12,962	1,184,338
Slack Technologies, Inc. — Class A*	27,047	1,098,920
Xilinx, Inc.	6,219	770,534
Glu Mobile, Inc.*	53,962	673,446
RealPage, Inc.*	6,903	601,942
Change Healthcare, Inc.*	25,493	563,395
Cubic Corp.	7,224	538,694
Talend S.A. ADR*	7,541	479,909
Perspecta, Inc.	15,734	457,073
MTS Systems Corp.*	5,128	298,449
Total Technology		7,947,327
Consumer, Non-cyclical - 10.4%
Varian Medical Systems, Inc.*	7,287	1,286,420
IHS Markit Ltd.	9,439	913,506
Alexion Pharmaceuticals, Inc.*	5,796	886,266
HMS Holdings Corp.*	20,523	758,838
Magellan Health, Inc.*	7,169	668,437
Cantel Medical Corp.*	4,239	338,442
GenMark Diagnostics, Inc.*	13,498	322,602
PRA Health Sciences, Inc.*	2,065	316,627
CoreLogic, Inc.	3,938	312,087
Five Prime Therapeutics, Inc.*	8,240	310,401
Cardtronics plc — Class A*	7,885	305,938
Total Consumer, Non-cyclical		6,419,564
Consumer, Cyclical - 5.9%
Navistar International Corp.*	20,881	919,390
Michaels Companies, Inc.*	37,791	829,135
Cooper Tire & Rubber Co.	13,046	730,315
Sportsman's Warehouse Holdings, Inc.*	38,929	671,136
Extended Stay America, Inc.	25,226	498,214
Total Consumer, Cyclical		3,648,190
Financial - 5.3%
Willis Towers Watson plc	5,948	1,361,378
CIT Group, Inc.	10,573	544,615
TCF Financial Corp.	8,179	379,996
People's United Financial, Inc.	17,024	304,729
Athene Holding Ltd. — Class A*	5,957	300,233
Waddell & Reed Financial, Inc. — Class A	11,811	295,866
Genworth Financial, Inc. — Class A*	17,596	58,419
Total Financial		3,245,236
Industrial - 5.1%
Forterra, Inc.*	31,588	734,421
FLIR Systems, Inc.	8,533	481,858
Coherent, Inc.*	1,480	374,277
Kansas City Southern	1,395	368,169
Aegion Corp. — Class A*	12,094	347,703
GasLog Ltd.	53,068	306,202
SEACOR Holdings, Inc.*	7,232	294,704
Aerojet Rocketdyne Holdings, Inc.	5,057	237,477
Total Industrial		3,144,811
Communications - 2.8%
NIC, Inc.	21,711	736,654
Cincinnati Bell, Inc.*	41,474	636,626
Tribune Publishing Co.*	18,069	325,061
Total Communications		1,698,341
Utilities - 1.0%
PNM Resources, Inc.	12,557	615,921
Total Common Stocks
(Cost $25,966,945)		26,719,390

MASTER LIMITED PARTNERSHIPS† - 0.3%
Energy - 0.3%
Enable Midstream Partners, LP	32,260	209,045
Total Master Limited Partnerships
(Cost $223,191)		209,045

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	42,000	–
Alexion Pharmaceuticals, Inc.*	34,843	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $1)		–

MUTUAL FUNDS† - 19.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	646,102	6,435,173
Guggenheim Strategy Fund II1	201,495	5,033,344
Guggenheim Strategy Fund III[1]	28,730	722,266
Total Mutual Funds
(Cost $12,139,754)		12,190,783

CLOSED-END FUNDS† - 7.5%
LMP Capital and Income Fund, Inc.	11,209	142,356
BlackRock California Municipal Income Trust	9,822	141,044
Nuveen New Jersey Quality Municipal Income Fund	9,690	140,311
Apollo Senior Floating Rate Fund, Inc.	9,416	139,922
Nuveen Short Duration Credit Opportunities Fund	9,893	139,689
Apollo Tactical Income Fund, Inc.	9,383	139,619
Ivy High Income Opportunities Fund	10,158	138,555
PGIM Global High Yield Fund, Inc.	9,250	138,010
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	22,831	137,443
Virtus AllianzGI Convertible & Income Fund	24,037	136,049
Virtus AllianzGI Convertible & Income Fund II	27,251	135,710
Western Asset Inflation-Linked Opportunities & Income Fund	11,127	135,304
BlackRock Floating Rate Income Strategies Fund, Inc.	10,171	132,223
PGIM High Yield Bond Fund, Inc.	8,404	131,607
BlackRock Floating Rate Income Trust	10,495	131,293

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
CLOSED-END FUNDS† - 7.5% (continued)
Tortoise Power and Energy Infrastructure Fund, Inc.	10,112	$122,254
Nuveen Floating Rate Income Fund	12,564	121,368
Nuveen Floating Rate Income Opportunity Fund	12,687	121,034
Nuveen Senior Income Fund	21,049	118,085
Invesco Senior Income Trust	27,485	115,437
Royce Micro-Capital Trust, Inc.	10,208	115,351
First Trust High Income Long/Short Fund	7,365	111,359
Nuveen Ohio Quality Municipal Income Fund	6,183	96,455
Nuveen New York AMT-Free Quality Municipal Income Fund	6,897	94,144
CBRE Clarion Global Real Estate Income Fund	11,822	92,330
Franklin Universal Trust	11,540	86,550
Invesco Pennsylvania Value Municipal Income Trust	6,472	84,460
Nuveen Pennsylvania Quality Municipal Income Fund	5,131	73,681
Nuveen Real Asset Income and Growth Fund	4,974	73,217
General American Investors Company, Inc.	1,726	68,764
Lazard Global Total Return and Income Fund, Inc.	3,256	62,613
Miller/Howard High Dividend Fund	5,259	50,486
BlackRock MuniYield Pennsylvania Quality Fund	3,259	48,038
Neuberger Berman California Municipal Fund, Inc.	3,536	47,771
Nuveen Georgia Quality Municipal Income Fund	3,487	45,366
Gabelli Convertible and Income Securities Fund, Inc.	6,440	39,220
Gabelli Global Small and Mid Capital Value Trust	2,651	38,678
Nuveen Real Estate Income Fund	3,859	37,008
Eaton Vance New York Municipal Bond Fund	2,902	35,404
Neuberger Berman New York Municipal Fund, Inc.	2,405	29,582
Gabelli Healthcare & WellnessRx Trust	1,397	17,407
Clough Global Equity Fund	1,052	15,980
Nuveen Global High Income Fund	750	11,602
John Hancock Tax-Advantaged Global Shareholder Yield Fund	1,558	10,002
Aberdeen Global Premier Properties Fund	1,667	9,919
Nuveen Tax-Advantaged Total Return Strategy Fund	907	9,741
Nuveen Core Equity Alpha Fund	639	9,719
BlackRock Limited Duration Income Trust	578	9,682
New Ireland Fund, Inc.	858	9,678
Nuveen Tax-Advantaged Dividend Growth Fund	640	9,670
Gabelli Dividend & Income Trust	402	9,632
Tri-Continental Corp.	296	9,599
Eaton Vance Tax-Advantaged Global Dividend Income Fund	502	9,583
Aberdeen Total Dynamic Dividend Fund	1,001	9,540
Source Capital, Inc.	218	9,538
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	363	9,536
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,031	9,526
Eaton Vance Municipal Income Trust	691	9,515
First Trust Dynamic Europe Equity Income Fund	747	9,487
Adams Diversified Equity Fund, Inc.	519	9,477
Barings Global Short Duration High Yield Fund	587	9,439
Invesco Dynamic Credit Opportunities Fund	830	9,437
Western Asset High Income Opportunity Fund, Inc.	1,856	9,429
Eaton Vance Floating-Rate Income Plus Fund	579	9,426
Aberdeen Global Dynamic Dividend Fund	846	9,425
Sprott Focus Trust, Inc.	1,203	9,420
Putnam Master Intermediate Income Trust	2,180	9,418
BlackRock Corporate High Yield Fund, Inc.	799	9,380
DWS Municipal Income Trust	805	9,378
Invesco Quality Municipal Income Trust	723	9,377
Nuveen Maryland Quality Municipal Income Fund	662	9,374
Invesco High Income Trust II	673	9,368
Eaton Vance Senior Floating-Rate Trust	679	9,363
Wells Fargo Income Opportunities Fund	1,108	9,352
BlackRock Debt Strategies Fund, Inc.	850	9,350
Nuveen New York Quality Municipal Income Fund	656	9,348
Nuveen AMT-Free Quality Municipal Income Fund	630	9,337
European Equity Fund, Inc.	876	9,333
Korea Fund, Inc.	215	9,329
Nuveen California Quality Municipal Income Fund	627	9,317
Federated Hermes Premier Municipal Income Fund	640	9,299
Credit Suisse High Yield Bond Fund	3,853	9,286

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
CLOSED-END FUNDS† - 7.5% (continued)
Pioneer Municipal High Income Trust	750	$9,278
Royce Value Trust, Inc.	512	9,272
BlackRock MuniHoldings New York Quality Fund, Inc.	658	9,271
BlackRock MuniYield New York Quality Fund, Inc.	689	9,267
BlackRock Muni Intermediate Duration Fund, Inc.	616	9,265
BNY Mellon High Yield Strategies Fund	2,994	9,252
MFS Investment Grade Municipal Trust	943	9,251
Eaton Vance New York Municipal Income Trust	640	9,248
DWS Strategic Municipal Income Trust	781	9,239
Eaton Vance Municipal Bond Fund	694	9,230
Nuveen Credit Strategies Income Fund	1,420	9,230
Nuveen Quality Municipal Income Fund	609	9,220
Nuveen California Municipal Value Fund, Inc.	902	9,218
Pioneer Diversified High Income Trust	628	9,200
Invesco Value Municipal Income Trust	587	9,198
First Trust Senior Floating Rate Income Fund II	747	9,158
Voya Prime Rate Trust	1,972	9,150
Central and Eastern Europe Fund, Inc.	379	9,126
Aberdeen Japan Equity Fund, Inc.	1,008	9,092
New Germany Fund, Inc.	459	9,075
Swiss Helvetia Fund, Inc.	1,032	9,071
Western Asset Inflation - Linked Securities & Income Fund	709	9,068
Delaware Investments Colorado Municipal Income Fund, Inc.	641	9,061
Calamos Convertible Opportunities and Income Fund	636	9,044
AllianceBernstein National Municipal Income Fund, Inc.	633	9,014
Calamos Convertible and High Income Fund	600	8,946
Virtus AllianzGI Diversified Income & Convertible Fund	273	8,580
Herzfeld Caribbean Basin Fund, Inc.	1,355	7,967
Liberty All-Star Equity Fund	32	242
Total Closed-End Funds
(Cost $4,210,742)		4,658,041

	Face Amount
U.S. TREASURY BILLS†† - 11.6%
U.S. Treasury Bills
0.08% due 04/08/21[2,3,4]	$4,430,000	4,429,993
0.01% due 04/22/21[3,5]	2,688,000	2,687,981
0.02% due 04/22/21[3,5]	20,000	20,000
Total U.S. Treasury Bills
(Cost $7,137,908)		7,137,974

REPURCHASE AGREEMENTS††,6 - 14.0%
J.P. Morgan Securities LLC issued 03/31/21 at 0.01% due 04/01/21	4,618,511	4,618,511
Barclays Capital, Inc. issued 03/31/21 at 0.01% due 04/01/21	2,099,800	2,099,800
BofA Securities, Inc. issued 03/31/21 at 0.01% due 04/01/21	1,916,395	1,916,395
Total Repurchase Agreements
(Cost $8,634,706)		8,634,706
Total Investments - 96.6%
(Cost $58,313,247)		$59,549,939

	Shares
COMMON STOCKS SOLD SHORT† - (15.0)%
Consumer, Cyclical - (0.3)%
Goodyear Tire & Rubber Co.*	11,833	(207,906)
Industrial - (1.0)%
II-VI, Inc.*	1,347	(92,094)
Teledyne Technologies, Inc.*	613	(253,568)
Canadian Pacific Railway Ltd.	682	(258,676)
Total Industrial		(604,338)
Consumer, Non-cyclical - (3.2)%
ICON plc*	852	(167,307)
STERIS plc	1,432	(272,767)
AstraZeneca plc ADR	12,312	(612,153)
S&P Global, Inc.	2,679	(945,339)
Total Consumer, Non-cyclical		(1,997,566)
Financial - (5.0)%
M&T Bank Corp.	2,009	(304,584)
Apollo Global Management, Inc.	6,845	(321,784)
Huntington Bancshares, Inc.	24,560	(386,083)
First Citizens BancShares, Inc. — Class A	656	(548,265)
Aon plc — Class A	6,424	(1,478,227)
Total Financial		(3,038,943)
Technology - (5.5)%
salesforce.com, Inc.*	2,099	(444,715)
Marvell Technology Group Ltd.	16,674	(816,693)
Advanced Micro Devices, Inc.*	10,718	(841,363)
Analog Devices, Inc.	8,166	(1,266,383)
Total Technology		(3,369,154)
Total Common Stocks Sold Short
(Proceeds $8,496,589)		(9,217,907)

MASTER LIMITED PARTNERSHIPS SOLD SHORT† - (0.3)%
Energy - (0.3)%
Energy Transfer, LP	27,760	(213,197)
Total Master Limited Partnerships Sold Short
(Proceeds $224,325)		(213,197)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (7.7)%
Utilities Select Sector SPDR Fund	55	(3,522)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (7.7)% (continued)
Energy - (0.3)% (continued)
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	114	$(6,763)
iShares Core High Dividend ETF	76	(7,212)
iShares Agency Bond ETF	62	(7,299)
Health Care Select Sector SPDR Fund	105	(12,258)
VanEck Vectors Gold Miners ETF	411	(13,357)
iShares Mortgage Real Estate ETF	419	(14,774)
iShares Russell 1000 Growth ETF	105	(25,519)
iShares iBoxx $ Investment Grade Corporate Bond ETF	221	(28,741)
Energy Select Sector SPDR Fund	1,072	(52,592)
Invesco Emerging Markets Sovereign Debt ETF	2,354	(63,017)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	1,509	(77,955)
iShares TIPS Bond ETF	744	(93,372)
iShares U.S. Real Estate ETF	1,187	(109,133)
Schwab U.S. Aggregate Bond ETF	2,087	(112,594)
iShares Russell 1000 Value ETF	795	(120,482)
SPDR Bloomberg Barclays Convertible Securities ETF	2,184	(182,036)
iShares Russell 2000 Index ETF	971	(214,533)
SPDR S&P 500 ETF Trust	569	(225,512)
iShares MSCI EAFE ETF	3,307	(250,902)
iShares Floating Rate Bond ETF	5,711	(290,005)
iShares National Muni Bond ETF	5,812	(674,483)
iShares iBoxx High Yield Corporate Bond ETF	10,755	(937,621)
Invesco Senior Loan ETF	53,787	(1,190,306)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,617,758)		(4,713,988)
Total Securities Sold Short - (23.0)%
(Proceeds $13,338,672)		$(14,145,092)
Other Assets & Liabilities, net - 26.4%		16,253,237
Total Net Assets - 100.0%		$61,658,084

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Soybean Futures Contracts	112	Nov 2021	$7,035,000	$371,137
Soybean Meal Futures Contracts	125	Dec 2021	4,968,750	218,804
Corn Futures Contracts	233	Sep 2021	5,778,400	125,672
Soybean Oil Futures Contracts	25	May 2021	794,100	28,002
Lean Hogs Futures Contracts	10	Jun 2021	421,000	20,609
Copper Futures Contracts	1	May 2021	99,613	5,259
LME Primary Aluminum Futures Contracts	5	May 2021	275,031	3,779
LME Zinc Futures Contracts	3	May 2021	210,919	2,610
Natural Gas Futures Contracts	10	Apr 2021	260,300	1,475
LME Lead Futures Contracts	2	May 2021	98,288	1,169
Live Cattle Futures Contracts	4	Jun 2021	196,160	558
LME Nickel Futures Contracts	1	May 2021	96,279	(1,081)
Cotton #2 Futures Contracts	3	May 2021	121,125	(2,544)
Silver Futures Contracts	1	May 2021	122,350	(13,591)
WTI Crude Futures Contracts	10	Apr 2021	593,200	(20,590)
Gasoline RBOB Futures Contracts	9	Apr 2021	741,447	(21,532)
Brent Crude Futures Contracts	10	Apr 2021	629,100	(26,947)
Sugar #11 Futures Contracts	47	Apr 2021	775,914	(47,291)
			$23,216,976	$645,498

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	3	Jun 2021	$602,146	$564
Euro - OATS Futures Contracts††	4	Jun 2021	758,818	370
Long Gilt Futures Contracts††	6	Jun 2021	1,052,839	(2,378)
Canadian Government 10 Year Bond Futures Contracts	138	Jun 2021	15,266,089	(40,198)
Australian Government 10 Year Bond Futures Contracts	94	Jun 2021	9,847,041	(42,543)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased† (continued)
U.S. Treasury 10 Year Note Futures Contracts	122	Jun 2021	$15,987,719	$(50,879)
			$43,514,652	$(135,064)

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	139	Jun 2021	$11,060,925	$37,782
British Pound Futures Contracts	74	Jun 2021	6,376,488	(25,850)
New Zealand Dollar Futures Contracts	57	Jun 2021	3,980,310	(40,214)
Euro FX Futures Contracts	42	Jun 2021	6,165,075	(86,377)
Japanese Yen Futures Contracts	54	Jun 2021	6,099,975	(97,706)
			$33,682,773	$(212,365)

Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	2	Jun 2021	$354,927	$16,111
Amsterdam Index Futures Contracts	1	Apr 2021	164,435	6,018
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2021	265,157	4,532
OMX Stockholm 30 Index Futures Contracts	10	Apr 2021	250,124	4,313
FTSE MIB Index Futures Contracts††	1	Jun 2021	143,175	3,328
SPI 200 Index Futures Contracts	2	Jun 2021	257,730	3,084
S&P/TSX 60 IX Index Futures Contracts	2	Jun 2021	353,990	1,572
CAC 40 10 Euro Index Futures Contracts	4	Apr 2021	284,357	1,332
DAX Index Futures Contracts	1	Jun 2021	440,930	366
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2021	261,695	249
Euro STOXX 50 Index Futures Contracts	6	Jun 2021	272,209	240
S&P 500 Index Mini Futures Contracts	1	Jun 2021	198,425	36
Russell 2000 Index Mini Futures Contracts	1	Jun 2021	111,165	10
FTSE 100 Index Futures Contracts	2	Jun 2021	184,089	(87)
IBEX 35 Index Futures Contracts††	2	Apr 2021	200,693	(1,079)
CBOE Volatility Index Futures Contracts	215	Apr 2021	4,469,850	(257,339)
			$8,212,951	$(217,314)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	197	Jun 2021	$26,104,963	$386,216
Australian Dollar Futures Contracts	64	Jun 2021	4,862,720	70,053
			$30,967,683	$456,269

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	225	Jun 2021	$5,328,000	$359,634
CBOE Volatility Index Futures Contracts	31	Jul 2021	754,230	62,263
CBOE Volatility Index Futures Contracts	111	May 2021	2,525,250	32,222
			$8,607,480	$454,119

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts	67	Jun 2021	$11,756,703	$27,902
Euro - OATS Futures Contracts	70	Jun 2021	13,279,315	14,265
Euro - Bund Futures Contracts	81	Jun 2021	16,257,939	10,848
Euro - BTP Italian Government Bond Futures Contracts††	68	Jun 2021	11,897,608	7,966
Euro - 30 year Bond Futures Contracts	2	Jun 2021	482,739	494
U.S. Treasury Long Bond Futures Contracts	7	Jun 2021	1,084,563	(2,381)
U.S. Treasury Ultra Long Bond Futures Contracts	4	Jun 2021	728,125	(3,119)
			$55,486,992	$55,975

Commodity Futures Contracts Sold Short†
Low Sulphur Gas Oil Futures Contracts	11	May 2021	$547,800	$12,207
NY Harbor ULSD Futures Contracts	7	Apr 2021	521,291	10,919
Coffee 'C' Futures Contracts	14	May 2021	650,737	7,906
Hard Red Winter Wheat Futures Contracts	21	May 2021	605,588	4,358

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Gold 100 oz. Futures Contracts	2	Jun 2021	$341,760	$3,584
Soybean Meal Futures Contracts	7	May 2021	296,240	(21)
Cocoa Futures Contracts	3	May 2021	70,530	(99)
Wheat Futures Contracts	19	May 2021	587,813	(1,078)
Cattle Feeder Futures Contracts	18	May 2021	1,347,750	(17,018)
Corn Futures Contracts	44	May 2021	1,241,350	(22,132)
Corn Futures Contracts	118	Jul 2021	3,230,250	(31,479)
Soybean Futures Contracts	43	May 2021	3,089,013	(43,554)
Soybean Futures Contracts	37	Jul 2021	2,641,338	(70,724)
Soybean Meal Futures Contracts	68	Jul 2021	2,887,960	(143,124)
			$18,059,420	$(290,255)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	0.47% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	$12,596,656	$1,600,227
Goldman Sachs International	GS Long/Short Equity Custom Basket	0.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	12,591,441	1,580,230
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	0.47% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	7,803,365	557,497
Goldman Sachs International	GS Equity Market Neutral Custom Basket	0.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	7,803,373	503,607
					$40,794,835	$4,241,561
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Market Neutral Custom Basket	(0.13)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$7,715,133	$(334,484)
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	(0.23)% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	7,715,090	(335,429)
Goldman Sachs International	GS Long/Short Equity Custom Basket	(0.13)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	7,576,197	(638,399)
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	(0.23)% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	7,510,618	(642,706)
					$30,517,038	$(1,951,018)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Financial
MetLife, Inc.	2,468	1.19%	$48,493
Hartford Financial Services Group, Inc.	785	0.42%	19,790
Allstate Corp.	919	0.84%	14,410
Travelers Companies, Inc.	504	0.60%	13,980
Synchrony Financial	1,071	0.35%	13,896
Aflac, Inc.	1,127	0.46%	12,993
Berkshire Hathaway, Inc. — Class B	292	0.59%	8,812
Highwoods Properties, Inc.	2,407	0.82%	7,943
Western Union Co.	1,330	0.26%	5,381
Sabra Health Care REIT, Inc.	1,671	0.23%	(751)
Prudential Financial, Inc.	885	0.64%	(980)
Brandywine Realty Trust	4,653	0.48%	(2,222)
Total Financial			141,745
Industrial
AGCO Corp.	413	0.47%	29,554
Vishay Intertechnology, Inc.	4,031	0.77%	27,116
Acuity Brands, Inc.	510	0.67%	26,579
Snap-on, Inc.	250	0.46%	25,446
Caterpillar, Inc.	247	0.45%	25,280
Oshkosh Corp.	637	0.60%	24,812
Owens Corning	782	0.57%	20,392
General Dynamics Corp.	790	1.14%	20,147
Timken Co.	691	0.45%	19,448
Arrow Electronics, Inc.	651	0.57%	14,428
Hubbell, Inc.	276	0.41%	13,556
TE Connectivity Ltd.	229	0.23%	11,995
Waters Corp.	135	0.30%	11,962
Lincoln Electric Holdings, Inc.	328	0.32%	11,617
Eaton Corporation plc	288	0.32%	11,603
3M Co.	509	0.78%	10,401
Trane Technologies plc	395	0.52%	8,319
Energizer Holdings, Inc.	985	0.37%	5,808
Parker-Hannifin Corp.	341	0.85%	5,090
Lennox International, Inc.	123	0.30%	4,237
O-I Glass, Inc.	2,343	0.27%	3,974
Northrop Grumman Corp.	178	0.46%	3,932
Masco Corp.	1,109	0.53%	3,922
Berry Global Group, Inc.	491	0.24%	3,396
Lockheed Martin Corp.	270	0.79%	2,943
Agilent Technologies, Inc.	441	0.45%	2,623
Westinghouse Air Brake Technologies Corp.	564	0.35%	2,590
Mettler-Toledo International, Inc.	29	0.27%	2,551
Westrock Co.	564	0.23%	2,485
AECOM	538	0.27%	2,121
CSX Corp.	656	0.50%	1,814
Union Pacific Corp.	301	0.53%	1,776
Sanmina Corp.	956	0.31%	1,518
Norfolk Southern Corp.	180	0.38%	963
Fortive Corp.	866	0.49%	228
Donaldson Company, Inc.	495	0.23%	(582)
Hillenbrand, Inc.	875	0.33%	(1,936)
Total Industrial			362,108
Consumer, Cyclical
Gentherm, Inc.	1,079	0.63%	35,591
Gentex Corp.	2,708	0.77%	24,036
Lear Corp.	348	0.50%	23,445
Cummins, Inc.	236	0.49%	19,779
AutoNation, Inc.	828	0.61%	19,718
Brunswick Corp.	467	0.35%	14,833
AutoZone, Inc.	64	0.71%	13,467
Genuine Parts Co.	772	0.71%	12,315
Lennar Corp. — Class A	520	0.42%	11,217
MSC Industrial Direct Company, Inc. — Class A	701	0.50%	9,720
Dolby Laboratories, Inc. — Class A	332	0.26%	8,765
PulteGroup, Inc.	925	0.39%	7,130
Lowe's Companies, Inc.	333	0.50%	6,903
PACCAR, Inc.	566	0.42%	5,025
Best Buy Company, Inc.	694	0.63%	3,827
O'Reilly Automotive, Inc.	86	0.35%	3,138
Allison Transmission Holdings, Inc.	2,292	0.74%	2,075
Total Consumer, Cyclical			220,984
Consumer, Non-cyclical
United Rentals, Inc.	313	0.82%	50,977
McKesson Corp.	806	1.25%	32,809
Molson Coors Beverage Co. — Class B	3,004	1.22%	26,371
United Therapeutics Corp.	504	0.67%	25,258
Altria Group, Inc.	2,510	1.02%	24,085
Quanta Services, Inc.	773	0.54%	23,660
Kraft Heinz Co.	2,589	0.82%	19,706
Cardinal Health, Inc.	1,489	0.72%	17,671
Philip Morris International, Inc.	1,396	0.98%	17,110
Johnson & Johnson	751	0.98%	15,684
J M Smucker Co.	1,053	1.06%	15,367
Amgen, Inc.	557	1.10%	15,043
H&R Block, Inc.	2,593	0.45%	12,448
Cigna Corp.	241	0.46%	11,977
Sprouts Farmers Market, Inc.	2,215	0.47%	10,911
Tyson Foods, Inc. — Class A	953	0.56%	10,455
DaVita, Inc.	610	0.52%	10,115
Kimberly-Clark Corp.	665	0.73%	9,815
Laboratory Corporation of America Holdings	191	0.39%	9,540
Conagra Brands, Inc.	2,926	0.87%	8,667
Campbell Soup Co.	2,414	0.96%	7,231
Vector Group Ltd.	2,707	0.30%	6,059
Post Holdings, Inc.	494	0.41%	6,034
USANA Health Sciences, Inc.	297	0.23%	6,021
Prestige Consumer Healthcare, Inc.	756	0.26%	5,879
Kroger Co.	1,636	0.47%	5,661
Ingredion, Inc.	690	0.49%	5,578
Procter & Gamble Co.	769	0.83%	5,428
Kellogg Co.	1,543	0.78%	5,179
John B Sanfilippo & Son, Inc.	681	0.49%	5,146
Medtronic plc	250	0.23%	5,024

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Hill-Rom Holdings, Inc.	350	0.31%	$4,880
Constellation Brands, Inc. — Class A	129	0.23%	4,547
General Mills, Inc.	2,127	1.04%	3,637
CVS Health Corp.	582	0.35%	3,471
Quest Diagnostics, Inc.	470	0.48%	3,216
Pfizer, Inc.	2,149	0.62%	2,684
Gilead Sciences, Inc.	1,360	0.70%	2,672
Humana, Inc.	276	0.92%	2,352
Colgate-Palmolive Co.	1,564	0.98%	2,254
Abbott Laboratories	248	0.24%	1,586
Coca-Cola Co.	891	0.37%	1,207
Hershey Co.	197	0.25%	1,178
Hologic, Inc.	615	0.36%	1,168
Incyte Corp.	585	0.38%	936
Encompass Health Corp.	359	0.23%	(29)
Becton Dickinson and Co.	154	0.30%	(56)
Perrigo Company plc	745	0.24%	(666)
Boston Scientific Corp.	744	0.23%	(883)
Bristol-Myers Squibb Co.	2,096	1.05%	(1,300)
Innoviva, Inc.	2,936	0.28%	(1,475)
FleetCor Technologies, Inc.	102	0.22%	(1,642)
Regeneron Pharmaceuticals, Inc.	126	0.47%	(2,194)
Merck & Company, Inc.	1,718	1.05%	(6,186)
Ionis Pharmaceuticals, Inc.	854	0.30%	(7,120)
Total Consumer, Non-cyclical			445,146
Utilities
UGI Corp.	2,852	0.93%	14,052
Public Service Enterprise Group, Inc.	2,229	1.07%	10,968
Exelon Corp.	2,414	0.84%	10,819
Southern Co.	1,998	0.99%	8,581
IDACORP, Inc.	1,046	0.83%	7,867
CenterPoint Energy, Inc.	2,695	0.48%	6,333
Consolidated Edison, Inc.	1,306	0.78%	5,448
Evergy, Inc.	2,296	1.09%	5,055
DTE Energy Co.	450	0.48%	3,493
PPL Corp.	4,692	1.07%	3,477
Pinnacle West Capital Corp.	857	0.55%	2,753
NiSource, Inc.	3,718	0.71%	2,518
Sempra Energy	245	0.26%	2,082
Duke Energy Corp.	1,121	0.86%	1,522
OGE Energy Corp.	2,761	0.71%	959
ONE Gas, Inc.	1,231	0.75%	641
AES Corp.	1,078	0.23%	(853)
Southwest Gas Holdings, Inc.	1,059	0.58%	(1,651)
Total Utilities			84,064
Technology
Seagate Technology plc	1,334	0.81%	31,458
Kulicke & Soffa Industries, Inc.	1,188	0.46%	24,194
HP, Inc.	2,027	0.51%	24,147
NetApp, Inc.	679	0.39%	18,674
CDK Global, Inc.	1,384	0.59%	17,033
Dell Technologies, Inc. — Class C	884	0.62%	13,952
Texas Instruments, Inc.	211	0.32%	13,893
KLA Corp.	104	0.27%	13,781
Intel Corp.	906	0.46%	13,199
SS&C Technologies Holdings, Inc.	2,217	1.23%	12,120
Microchip Technology, Inc.	204	0.25%	10,263
International Business Machines Corp.	1,177	1.25%	9,157
Oracle Corp.	526	0.29%	8,981
Cirrus Logic, Inc.	482	0.32%	8,039
Skyworks Solutions, Inc.	175	0.25%	6,967
Dropbox, Inc. — Class A	1,967	0.42%	3,535
Qorvo, Inc.	235	0.34%	2,596
Cerner Corp.	1,430	0.82%	2,250
Fiserv, Inc.	258	0.24%	1,984
Accenture plc — Class A	116	0.25%	1,825
Cognizant Technology Solutions Corp. — Class A	498	0.31%	1,397
VMware, Inc. — Class A	261	0.31%	1,331
Paychex, Inc.	311	0.24%	1,274
Western Digital Corp.	429	0.23%	(1,167)
CSG Systems International, Inc.	690	0.25%	(1,581)
Bandwidth, Inc. — Class A	325	0.33%	(6,865)
Total Technology			232,437
Communications
Cisco Systems, Inc.	2,657	1.09%	24,465
Viavi Solutions, Inc.	6,863	0.86%	23,501
Omnicom Group, Inc.	648	0.38%	12,050
Juniper Networks, Inc.	3,411	0.69%	8,794
Discovery, Inc. — Class A	632	0.22%	8,296
T-Mobile US, Inc.	584	0.58%	7,838
Ciena Corp.	1,210	0.53%	7,459
Motorola Solutions, Inc.	244	0.36%	7,159
Cogent Communications Holdings, Inc.	826	0.45%	5,927
Verizon Communications, Inc.	2,605	1.20%	4,748
Facebook, Inc. — Class A	148	0.35%	4,369
VeriSign, Inc.	348	0.55%	2,100
AT&T, Inc.	1,172	0.28%	786
Charter Communications, Inc. — Class A	101	0.49%	(188)
InterDigital, Inc.	672	0.34%	(763)
Sirius XM Holdings, Inc.	8,245	0.40%	(1,532)
Vonage Holdings Corp.	3,316	0.31%	(2,647)
Total Communications			112,362
Basic Materials
International Paper Co.	532	0.23%	1,381
Total MS Long/Short Equity Long Custom Basket			$1,600,227

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Financial
Goldman Sachs Group, Inc.	374	(1.66)%	$2,782
CyrusOne, Inc.	592	(0.55)%	2,310
Federal Realty Investment Trust	390	(0.53)%	1,933
UDR, Inc.	858	(0.50)%	1,748
Intercontinental Exchange, Inc.	567	(0.84)%	1,385
QTS Realty Trust, Inc. — Class A	616	(0.51)%	1,094
Realty Income Corp.	2,260	(1.91)%	801
JBG SMITH Properties	1,907	(0.81)%	726
Global Net Lease, Inc.	2,337	(0.56)%	399
Kilroy Realty Corp.	692	(0.60)%	(13)
Nasdaq, Inc.	398	(0.78)%	(108)
Equinix, Inc.	96	(0.87)%	(331)
Host Hotels & Resorts, Inc.	2,920	(0.66)%	(555)
CubeSmart	1,114	(0.56)%	(610)
Life Storage, Inc.	514	(0.59)%	(664)
KKR & Company, Inc. — Class A	914	(0.59)%	(1,177)
Digital Realty Trust, Inc.	311	(0.58)%	(1,477)
CME Group, Inc. — Class A	336	(0.91)%	(1,771)
Equity LifeStyle Properties, Inc.	852	(0.72)%	(1,836)
Agree Realty Corp.	1,912	(1.71)%	(2,908)
Americold Realty Trust	1,563	(0.80)%	(2,929)
Duke Realty Corp.	1,114	(0.62)%	(3,321)
Medical Properties Trust, Inc.	3,367	(0.95)%	(3,465)
Rayonier, Inc.	1,482	(0.64)%	(4,205)
Healthpeak Properties, Inc.	1,979	(0.84)%	(4,224)
Terreno Realty Corp.	864	(0.66)%	(4,370)
EastGroup Properties, Inc.	427	(0.81)%	(5,170)
Prologis, Inc.	719	(1.01)%	(5,219)
TFS Financial Corp.	2,091	(0.57)%	(6,453)
S&T Bancorp, Inc.	1,253	(0.56)%	(6,603)
Camden Property Trust	729	(1.07)%	(6,667)
Sun Communities, Inc.	620	(1.24)%	(7,377)
Alleghany Corp.	167	(1.39)%	(7,507)
Southside Bancshares, Inc.	1,166	(0.60)%	(8,657)
First Midwest Bancorp, Inc.	1,531	(0.45)%	(8,877)
Howard Hughes Corp.	564	(0.71)%	(8,927)
Loews Corp.	1,048	(0.72)%	(9,530)
First Industrial Realty Trust, Inc.	2,809	(1.71)%	(9,824)
Ares Management Corp. — Class A	1,154	(0.86)%	(10,114)
American Tower Corp. — Class A	399	(1.27)%	(12,751)
Rexford Industrial Realty, Inc.	1,891	(1.27)%	(12,959)
Brookline Bancorp, Inc.	3,810	(0.76)%	(13,211)
First Financial Bankshares, Inc.	1,628	(1.01)%	(16,550)
First Republic Bank	614	(1.36)%	(23,956)
Total Financial			(201,138)
Basic Materials
Southern Copper Corp.	745	(0.67)%	1,602
LyondellBasell Industries N.V. — Class A	390	(0.54)%	1,410
Royal Gold, Inc.	283	(0.41)%	(374)
Westlake Chemical Corp.	349	(0.41)%	(379)
PPG Industries, Inc.	555	(1.11)%	(1,212)
Steel Dynamics, Inc.	1,052	(0.71)%	(2,805)
Huntsman Corp.	2,010	(0.77)%	(3,276)
RPM International, Inc.	435	(0.53)%	(4,156)
Quaker Chemical Corp.	284	(0.92)%	(4,430)
Axalta Coating Systems Ltd.	1,681	(0.66)%	(6,317)
Balchem Corp.	611	(1.02)%	(7,359)
Nucor Corp.	717	(0.77)%	(8,962)
United States Steel Corp.	2,012	(0.70)%	(9,336)
Air Products and Chemicals, Inc.	502	(1.88)%	(10,138)
Freeport-McMoRan, Inc.	1,459	(0.64)%	(12,488)
Celanese Corp. — Class A	535	(1.07)%	(20,227)
Albemarle Corp.	348	(0.68)%	(20,647)
Linde plc	495	(1.85)%	(23,513)
Total Basic Materials			(132,607)
Utilities
ALLETE, Inc.	458	(0.41)%	(619)
California Water Service Group	751	(0.56)%	(2,305)
Total Utilities			(2,924)
Industrial
Worthington Industries, Inc.	617	(0.55)%	1,982
TransDigm Group, Inc.	67	(0.52)%	107
Exponent, Inc.	305	(0.40)%	(173)
HEICO Corp.	239	(0.40)%	(764)
Raytheon Technologies Corp.	714	(0.73)%	(1,229)
US Ecology, Inc.	826	(0.46)%	(3,003)
Ball Corp.	1,257	(1.42)%	(3,187)
Boeing Co.	130	(0.44)%	(4,599)
Tetra Tech, Inc.	412	(0.74)%	(5,282)
Crown Holdings, Inc.	510	(0.66)%	(6,355)
Ingersoll Rand, Inc.	1,829	(1.20)%	(8,889)
Casella Waste Systems, Inc. — Class A	1,060	(0.90)%	(10,740)
AptarGroup, Inc.	855	(1.61)%	(11,265)
Martin Marietta Materials, Inc.	184	(0.82)%	(11,966)
Vulcan Materials Co.	334	(0.75)%	(14,345)
Total Industrial			(79,708)
Consumer, Non-cyclical
Nevro Corp.	482	(0.90)%	13,597
Verisk Analytics, Inc. — Class A	420	(0.99)%	4,571
CoStar Group, Inc.	77	(0.84)%	2,243
Avalara, Inc.	142	(0.25)%	22
Equifax, Inc.	337	(0.81)%	(2,598)
Moody's Corp.	143	(0.57)%	(3,036)
WD-40 Co.	96	(0.39)%	(6,222)
Avery Dennison Corp.	270	(0.66)%	(13,461)
Total Consumer, Non-cyclical			(4,884)
Energy
Exxon Mobil Corp.	1,348	(1.00)%	5,761
Valero Energy Corp.	739	(0.70)%	4,281
Chevron Corp.	897	(1.25)%	4,045
Cheniere Energy, Inc.	729	(0.70)%	(126)
NOV, Inc.	1,775	(0.32)%	(1,029)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Pioneer Natural Resources Co.	183	(0.39)%	$(4,277)
Hess Corp.	407	(0.38)%	(6,491)
Schlumberger N.V.	3,243	(1.17)%	(10,391)
Phillips 66	1,095	(1.19)%	(17,170)
ChampionX Corp.	4,291	(1.24)%	(25,419)
Ovintiv, Inc.	3,732	(1.18)%	(29,677)
Total Energy			(80,493)
Consumer, Cyclical
Lululemon Athletica, Inc.	246	(1.00)%	10,158
IAA, Inc.	643	(0.47)%	4,660
Copart, Inc.	724	(1.05)%	1,178
Wingstop, Inc.	168	(0.28)%	(1,058)
Avient Corp.	2,071	(1.30)%	(4,679)
NIKE, Inc. — Class B	638	(1.13)%	(4,784)
TJX Companies, Inc.	627	(0.55)%	(4,830)
Live Nation Entertainment, Inc.	336	(0.38)%	(6,622)
Delta Air Lines, Inc.	939	(0.60)%	(7,211)
Hilton Worldwide Holdings, Inc.	596	(0.96)%	(11,980)
Alaska Air Group, Inc.	827	(0.76)%	(12,478)
Starbucks Corp.	926	(1.35)%	(18,798)
Scotts Miracle-Gro Co. — Class A	271	(0.88)%	(20,823)
Burlington Stores, Inc.	249	(0.99)%	(20,838)
Southwest Airlines Co.	1,384	(1.13)%	(23,094)
Total Consumer, Cyclical			(121,199)
Technology
Pegasystems, Inc.	404	(0.62)%	2,949
Clarivate plc	1,688	(0.59)%	2,404
Coupa Software, Inc.	73	(0.25)%	1,503
Rapid7, Inc.	499	(0.50)%	909
salesforce.com, Inc.	95	(0.27)%	(861)
Tyler Technologies, Inc.	51	(0.29)%	(1,607)
HubSpot, Inc.	46	(0.28)%	(4,151)
Smartsheet, Inc. — Class A	314	(0.27)%	(4,545)
Varonis Systems, Inc.	671	(0.46)%	(7,514)
Total Technology			(10,913)
Communications
Liberty Broadband Corp. — Class C	723	(1.45)%	(195)
Q2 Holdings, Inc.	355	(0.47)%	(2,493)
Zendesk, Inc.	315	(0.56)%	(6,152)
Total Communications			(8,840)
Total MS Long/Short Equity Short Custom Basket			$(642,706)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS LONG/SHORT EQUITY LONG CUSTOM BASKET
Industrial
AGCO Corp.	413	0.49%	$29,542
Vishay Intertechnology, Inc.	4,031	0.77%	27,016
Acuity Brands, Inc.	510	0.67%	26,601
Snap-on, Inc.	250	0.46%	25,342
Caterpillar, Inc.	247	0.45%	25,149
Oshkosh Corp.	637	0.60%	23,584
Owens Corning	782	0.57%	20,415
General Dynamics Corp.	790	1.14%	20,208
Timken Co.	691	0.45%	19,461
Arrow Electronics, Inc.	651	0.57%	14,366
Hubbell, Inc.	276	0.41%	13,550
TE Connectivity Ltd.	229	0.23%	11,989
Waters Corp.	135	0.30%	11,954
Eaton Corporation plc	288	0.32%	11,584
Lincoln Electric Holdings, Inc.	328	0.32%	11,541
3M Co.	509	0.78%	10,409
Trane Technologies plc	395	0.52%	8,436
Energizer Holdings, Inc.	985	0.37%	5,792
Parker-Hannifin Corp.	341	0.85%	5,068
Lennox International, Inc.	123	0.30%	4,268
O-I Glass, Inc.	2,343	0.27%	3,934
Northrop Grumman Corp.	178	0.46%	3,928
Masco Corp.	1,109	0.53%	3,879
Berry Global Group, Inc.	491	0.24%	3,391
Lockheed Martin Corp.	270	0.79%	3,064
Agilent Technologies, Inc.	441	0.45%	2,652
Westinghouse Air Brake Technologies Corp.	564	0.35%	2,589
Mettler-Toledo International, Inc.	29	0.27%	2,551
Westrock Co.	564	0.23%	2,499
AECOM	538	0.27%	2,105
Union Pacific Corp.	301	0.53%	1,810
CSX Corp.	656	0.50%	1,773
Sanmina Corp.	956	0.31%	1,506
Norfolk Southern Corp.	180	0.38%	986
Fortive Corp.	866	0.49%	191
Donaldson Company, Inc.	495	0.23%	(598)
Hillenbrand, Inc.	875	0.33%	(1,935)
Total Industrial			360,600
Consumer, Cyclical
Gentherm, Inc.	1,079	0.64%	35,626
Gentex Corp.	2,708	0.77%	24,058
Lear Corp.	348	0.50%	23,396
Cummins, Inc.	236	0.49%	19,780
AutoNation, Inc.	828	0.61%	19,637
Brunswick Corp.	467	0.35%	14,867
AutoZone, Inc.	64	0.71%	13,560
Genuine Parts Co.	772	0.71%	12,369
Lennar Corp. — Class A	520	0.42%	11,181
MSC Industrial Direct Company, Inc. — Class A	701	0.50%	9,693
Dolby Laboratories, Inc. — Class A	332	0.26%	8,774
PulteGroup, Inc.	925	0.39%	7,150
Lowe's Companies, Inc.	333	0.50%	6,935
PACCAR, Inc.	566	0.42%	4,987
Best Buy Company, Inc.	694	0.63%	3,756
O'Reilly Automotive, Inc.	86	0.35%	3,240
Allison Transmission Holdings, Inc.	2,292	0.74%	1,977
Total Consumer, Cyclical			220,986
Consumer, Non-cyclical
United Rentals, Inc.	313	0.82%	50,961
McKesson Corp.	806	1.25%	28,710
Molson Coors Beverage Co. — Class B	3,004	1.22%	26,312
United Therapeutics Corp.	504	0.67%	25,212
Altria Group, Inc.	2,510	1.02%	24,057
Quanta Services, Inc.	773	0.54%	23,589
Cardinal Health, Inc.	1,489	0.72%	19,687
Kraft Heinz Co.	2,589	0.82%	19,614
Amgen, Inc.	557	1.10%	16,259
Philip Morris International, Inc.	1,396	0.98%	15,655
Johnson & Johnson	751	0.98%	15,207
J M Smucker Co.	1,053	1.06%	14,833
H&R Block, Inc.	2,593	0.45%	12,339
Cigna Corp.	241	0.46%	12,124
Sprouts Farmers Market, Inc.	2,215	0.47%	10,800
Tyson Foods, Inc. — Class A	953	0.56%	10,375
DaVita, Inc.	610	0.52%	10,145
Laboratory Corporation of America Holdings	191	0.39%	9,547
Conagra Brands, Inc.	2,926	0.87%	8,643
Campbell Soup Co.	2,414	0.96%	7,208
Ingredion, Inc.	690	0.49%	6,100
Vector Group Ltd.	2,707	0.30%	6,047
USANA Health Sciences, Inc.	297	0.23%	6,001
Post Holdings, Inc.	494	0.41%	5,966
Prestige Consumer Healthcare, Inc.	756	0.26%	5,859
Kroger Co.	1,636	0.47%	5,669
Procter & Gamble Co.	769	0.83%	5,488
John B Sanfilippo & Son, Inc.	681	0.49%	5,183
Kellogg Co.	1,543	0.78%	5,002
Medtronic plc	250	0.23%	4,923
Hill-Rom Holdings, Inc.	350	0.31%	4,846
Constellation Brands, Inc. — Class A	129	0.23%	4,569
Kimberly-Clark Corp.	665	0.73%	4,128
CVS Health Corp.	582	0.35%	3,473
Quest Diagnostics, Inc.	470	0.48%	3,200
General Mills, Inc.	2,127	1.04%	3,007
Gilead Sciences, Inc.	1,360	0.70%	2,460
Humana, Inc.	276	0.92%	2,449
Colgate-Palmolive Co.	1,564	0.98%	2,130
Abbott Laboratories	248	0.24%	1,588
Pfizer, Inc.	2,149	0.62%	1,397
Coca-Cola Co.	891	0.37%	1,239
Hershey Co.	197	0.25%	1,208
Hologic, Inc.	615	0.36%	1,143
Incyte Corp.	585	0.38%	904
Encompass Health Corp.	359	0.23%	(8)
Becton Dickinson and Co.	154	0.30%	(81)
Perrigo Company plc	745	0.24%	(769)
Boston Scientific Corp.	744	0.23%	(871)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Innoviva, Inc.	2,936	0.28%	$(1,266)
Bristol-Myers Squibb Co.	2,096	1.05%	(1,270)
FleetCor Technologies, Inc.	102	0.22%	(1,600)
Regeneron Pharmaceuticals, Inc.	126	0.47%	(2,186)
Merck & Company, Inc.	1,718	1.05%	(6,150)
Ionis Pharmaceuticals, Inc.	854	0.30%	(7,071)
Total Consumer, Non-cyclical			433,984
Communications
Cisco Systems, Inc.	2,657	1.09%	24,467
Viavi Solutions, Inc.	6,863	0.86%	23,026
Omnicom Group, Inc.	648	0.38%	12,045
Juniper Networks, Inc.	3,411	0.69%	8,893
Discovery, Inc. — Class A	512	0.18%	8,330
T-Mobile US, Inc.	584	0.58%	7,879
Ciena Corp.	1,210	0.53%	7,497
Motorola Solutions, Inc.	244	0.36%	7,222
Cogent Communications Holdings, Inc.	826	0.45%	5,935
Facebook, Inc. — Class A	148	0.35%	4,359
Verizon Communications, Inc.	2,605	1.20%	2,353
VeriSign, Inc.	348	0.55%	2,113
Charter Communications, Inc. — Class A	101	0.49%	(172)
InterDigital, Inc.	672	0.34%	(817)
Sirius XM Holdings, Inc.	8,245	0.40%	(1,583)
AT&T, Inc.	1,172	0.28%	(2,156)
Vonage Holdings Corp.	3,316	0.31%	(2,586)
Total Communications			106,805
Technology
Seagate Technology plc	1,334	0.81%	31,461
Kulicke & Soffa Industries, Inc.	1,188	0.46%	24,281
HP, Inc.	2,027	0.51%	24,169
NetApp, Inc.	679	0.39%	18,695
CDK Global, Inc.	1,384	0.59%	17,048
Dell Technologies, Inc. — Class C	884	0.62%	13,978
Texas Instruments, Inc.	211	0.32%	13,918
KLA Corp.	104	0.27%	13,762
Intel Corp.	906	0.46%	13,198
SS&C Technologies Holdings, Inc.	2,217	1.23%	12,103
Microchip Technology, Inc.	204	0.25%	10,273
International Business Machines Corp.	1,177	1.25%	9,024
Cirrus Logic, Inc.	482	0.32%	8,099
Oracle Corp.	526	0.29%	7,594
Skyworks Solutions, Inc.	175	0.26%	6,991
Dropbox, Inc. — Class A	1,967	0.42%	3,477
Qorvo, Inc.	235	0.34%	2,593
Cerner Corp.	1,430	0.82%	2,240
Fiserv, Inc.	258	0.24%	1,982
Accenture plc — Class A	116	0.25%	1,807
Cognizant Technology Solutions Corp. — Class A	498	0.31%	1,396
VMware, Inc. — Class A	261	0.31%	1,321
Paychex, Inc.	311	0.24%	1,274
Western Digital Corp.	429	0.23%	(1,219)
CSG Systems International, Inc.	690	0.25%	(1,586)
Bandwidth, Inc. — Class A	325	0.33%	(6,874)
Total Technology			231,005
Utilities
UGI Corp.	2,852	0.93%	13,976
Public Service Enterprise Group, Inc.	2,229	1.07%	10,993
Exelon Corp.	2,414	0.84%	10,457
Southern Co.	1,998	0.99%	8,357
IDACORP, Inc.	1,046	0.83%	7,925
CenterPoint Energy, Inc.	2,695	0.48%	6,304
Consolidated Edison, Inc.	1,306	0.78%	5,498
Evergy, Inc.	2,296	1.09%	5,061
PPL Corp.	4,692	1.07%	3,954
DTE Energy Co.	450	0.48%	3,454
Pinnacle West Capital Corp.	857	0.55%	2,652
NiSource, Inc.	3,718	0.71%	2,532
Sempra Energy	245	0.26%	2,062
Duke Energy Corp.	1,121	0.86%	1,464
OGE Energy Corp.	2,761	0.71%	902
ONE Gas, Inc.	1,231	0.75%	717
AES Corp.	1,078	0.23%	(870)
Southwest Gas Holdings, Inc.	1,059	0.58%	(1,648)
Total Utilities			83,790
Financial
MetLife, Inc.	2,468	1.19%	48,552
Hartford Financial Services Group, Inc.	785	0.42%	19,797
Allstate Corp.	919	0.84%	14,442
Travelers Companies, Inc.	504	0.60%	13,893
Synchrony Financial	1,071	0.35%	13,893
Aflac, Inc.	1,127	0.46%	12,924
Berkshire Hathaway, Inc. — Class B	292	0.59%	8,800
Highwoods Properties, Inc.	2,407	0.82%	7,894
Western Union Co.	1,330	0.26%	5,377
Sabra Health Care REIT, Inc.	1,671	0.23%	(736)
Prudential Financial, Inc.	885	0.64%	(967)
Brandywine Realty Trust	4,653	0.48%	(2,197)
Total Financial			141,672
Basic Materials
International Paper Co.	532	0.23%	1,388
Total GS Long/Short Equity Long Custom Basket			$1,580,230

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Nevro Corp.	482	(0.86)%	$13,917
Verisk Analytics, Inc. — Class A	420	(0.98)%	4,581
CoStar Group, Inc.	77	(0.84)%	2,120
Avalara, Inc.	142	(0.25)%	158
Equifax, Inc.	337	(0.81)%	(2,643)
Moody's Corp.	143	(0.56)%	(3,060)
WD-40 Co.	96	(0.39)%	(6,248)
Avery Dennison Corp.	270	(0.65)%	(13,476)
Total Consumer, Non-cyclical			(4,651)
Utilities
ALLETE, Inc.	458	(0.41)%	(627)
California Water Service Group	751	(0.56)%	(2,296)
Total Utilities			(2,923)
Financial
Morgan Stanley	2,420	(2.48)%	9,357
CyrusOne, Inc.	592	(0.53)%	2,210
Federal Realty Investment Trust	390	(0.52)%	2,126
UDR, Inc.	858	(0.50)%	1,942
Intercontinental Exchange, Inc.	567	(0.84)%	1,382
JBG SMITH Properties	1,907	(0.80)%	702
Global Net Lease, Inc.	2,337	(0.56)%	362
Realty Income Corp.	2,260	(1.89)%	245
Equinix, Inc.	96	(0.86)%	(36)
Kilroy Realty Corp.	692	(0.60)%	(67)
Nasdaq, Inc.	398	(0.77)%	(94)
QTS Realty Trust, Inc. — Class A	616	(0.50)%	(397)
Host Hotels & Resorts, Inc.	2,920	(0.65)%	(425)
CubeSmart	1,114	(0.56)%	(474)
Life Storage, Inc.	514	(0.58)%	(630)
KKR & Company, Inc. — Class A	914	(0.59)%	(1,140)
Digital Realty Trust, Inc.	311	(0.58)%	(1,453)
Equity LifeStyle Properties, Inc.	852	(0.72)%	(1,802)
CME Group, Inc. — Class A	336	(0.91)%	(1,853)
Agree Realty Corp.	1,912	(1.70)%	(3,102)
Duke Realty Corp.	1,114	(0.62)%	(3,474)
Medical Properties Trust, Inc.	3,367	(0.95)%	(3,489)
Terreno Realty Corp.	864	(0.66)%	(4,028)
Rayonier, Inc.	1,482	(0.63)%	(4,167)
Healthpeak Properties, Inc.	1,979	(0.83)%	(4,226)
Americold Realty Trust	1,563	(0.79)%	(4,592)
EastGroup Properties, Inc.	427	(0.81)%	(5,049)
Prologis, Inc.	719	(1.01)%	(5,121)
TFS Financial Corp.	2,091	(0.56)%	(6,485)
S&T Bancorp, Inc.	1,253	(0.55)%	(6,604)
Camden Property Trust	729	(1.06)%	(6,658)
Sun Communities, Inc.	620	(1.23)%	(7,116)
Alleghany Corp.	167	(1.38)%	(7,309)
Howard Hughes Corp.	564	(0.71)%	(8,759)
Southside Bancshares, Inc.	1,166	(0.59)%	(8,766)
First Midwest Bancorp, Inc.	1,531	(0.44)%	(8,811)
Loews Corp.	1,048	(0.71)%	(9,584)
First Industrial Realty Trust, Inc.	2,809	(1.70)%	(9,841)
Ares Management Corp. — Class A	1,154	(0.85)%	(10,045)
Rexford Industrial Realty, Inc.	1,891	(1.26)%	(11,280)
American Tower Corp. — Class A	399	(1.26)%	(12,754)
Brookline Bancorp, Inc.	3,810	(0.75)%	(13,238)
First Financial Bankshares, Inc.	1,628	(1.00)%	(16,543)
First Republic Bank	614	(1.35)%	(23,868)
Total Financial			(194,954)
Energy
Exxon Mobil Corp.	1,348	(0.99)%	5,819
Valero Energy Corp.	739	(0.70)%	4,295
Chevron Corp.	897	(1.24)%	4,105
Cheniere Energy, Inc.	729	(0.69)%	(49)
NOV, Inc.	1,775	(0.32)%	(1,033)
Pioneer Natural Resources Co.	183	(0.38)%	(4,307)
Hess Corp.	407	(0.38)%	(6,516)
Schlumberger N.V.	3,243	(1.16)%	(10,083)
Phillips 66	1,095	(1.18)%	(17,224)
ChampionX Corp.	4,291	(1.23)%	(24,890)
Ovintiv, Inc.	3,732	(1.17)%	(29,386)
Total Energy			(79,269)
Technology
Pegasystems, Inc.	404	(0.61)%	2,960
Clarivate plc	1,688	(0.59)%	2,415
Coupa Software, Inc.	73	(0.25)%	1,493
Rapid7, Inc.	499	(0.49)%	1,140
salesforce.com, Inc.	95	(0.27)%	(933)
Tyler Technologies, Inc.	51	(0.29)%	(1,597)
HubSpot, Inc.	46	(0.28)%	(4,173)
Smartsheet, Inc. — Class A	314	(0.26)%	(4,555)
Varonis Systems, Inc.	671	(0.45)%	(7,435)
Total Technology			(10,685)
Consumer, Cyclical
Lululemon Athletica, Inc.	246	(1.00)%	10,108
IAA, Inc.	643	(0.47)%	4,700
Copart, Inc.	724	(1.04)%	1,151
Wingstop, Inc.	168	(0.28)%	(1,061)
Avient Corp.	2,071	(1.29)%	(4,375)
TJX Companies, Inc.	627	(0.55)%	(4,787)
NIKE, Inc. — Class B	638	(1.12)%	(4,805)
Live Nation Entertainment, Inc.	336	(0.38)%	(6,601)
Delta Air Lines, Inc.	939	(0.60)%	(7,238)
Hilton Worldwide Holdings, Inc.	596	(0.95)%	(11,967)
Alaska Air Group, Inc.	827	(0.76)%	(12,614)
Starbucks Corp.	926	(1.34)%	(18,821)
Scotts Miracle-Gro Co. — Class A	271	(0.88)%	(20,785)
Burlington Stores, Inc.	249	(0.98)%	(21,067)
Southwest Airlines Co.	1,384	(1.12)%	(23,105)
Total Consumer, Cyclical			(121,267)
Industrial
Worthington Industries, Inc.	617	(0.55)%	1,974
TransDigm Group, Inc.	67	(0.52)%	132
Exponent, Inc.	305	(0.39)%	(111)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
HEICO Corp.	239	(0.40)%	$(702)
Raytheon Technologies Corp.	714	(0.73)%	(1,184)
US Ecology, Inc.	826	(0.45)%	(3,008)
Ball Corp.	1,257	(1.41)%	(3,055)
Boeing Co.	130	(0.44)%	(4,620)
Tetra Tech, Inc.	412	(0.74)%	(5,207)
Crown Holdings, Inc.	510	(0.65)%	(6,389)
Ingersoll Rand, Inc.	1,829	(1.19)%	(8,926)
Casella Waste Systems, Inc. — Class A	1,060	(0.89)%	(10,808)
AptarGroup, Inc.	855	(1.60)%	(11,234)
Martin Marietta Materials, Inc.	184	(0.82)%	(11,891)
Vulcan Materials Co.	334	(0.74)%	(14,264)
Total Industrial			(79,293)
Basic Materials
Southern Copper Corp.	745	(0.67)%	1,752
LyondellBasell Industries N.V. — Class A	390	(0.54)%	1,407
Royal Gold, Inc.	283	(0.40)%	(320)
Westlake Chemical Corp.	349	(0.41)%	(327)
PPG Industries, Inc.	555	(1.10)%	(1,180)
Steel Dynamics, Inc.	1,052	(0.70)%	(2,931)
Huntsman Corp.	2,010	(0.76)%	(3,241)
RPM International, Inc.	435	(0.53)%	(4,179)
Quaker Chemical Corp.	284	(0.91)%	(4,394)
Axalta Coating Systems Ltd.	1,681	(0.66)%	(6,259)
Nucor Corp.	717	(0.76)%	(9,025)
United States Steel Corp.	2,012	(0.69)%	(9,334)
Air Products and Chemicals, Inc.	502	(1.86)%	(10,112)
Balchem Corp.	611	(1.01)%	(12,028)
Freeport-McMoRan, Inc.	1,459	(0.63)%	(12,478)
Celanese Corp. — Class A	535	(1.06)%	(20,195)
Albemarle Corp.	348	(0.67)%	(20,707)
Linde plc	495	(1.83)%	(23,331)
Total Basic Materials			(136,882)
Communications
Liberty Broadband Corp. — Class C	723	(1.43)%	(200)
Q2 Holdings, Inc.	355	(0.47)%	(2,159)
Zendesk, Inc.	315	(0.55)%	(6,116)
Total Communications			(8,475)
Total GS Long/Short Equity Short Custom Basket			$(638,399)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Innovative Industrial Properties, Inc.	933	2.16%	$73,004
Weingarten Realty Investors	10,708	3.69%	69,186
Sun Communities, Inc.	1,864	3.58%	51,685
Safehold, Inc.	1,317	1.18%	44,209
Extra Space Storage, Inc.	2,579	4.38%	41,054
Regency Centers Corp.	6,952	5.05%	39,085
Ventas, Inc.	4,725	3.23%	37,970
Terreno Realty Corp.	2,658	1.97%	33,305
Equity Residential	4,162	3.82%	26,973
Healthpeak Properties, Inc.	6,772	2.75%	24,229
VICI Properties, Inc.	6,984	2.53%	23,278
Gaming and Leisure Properties, Inc.	5,797	3.15%	21,541
AvalonBay Communities, Inc.	1,892	4.47%	20,014
Public Storage	997	3.15%	14,917
Hudson Pacific Properties, Inc.	11,514	4.00%	11,813
American Assets Trust, Inc.	6,126	2.55%	9,878
Welltower, Inc.	2,768	2.54%	8,530
Americold Realty Trust	4,664	2.30%	8,300
Invitation Homes, Inc.	2,886	1.18%	6,949
Highwoods Properties, Inc.	5,280	2.91%	6,836
Agree Realty Corp.	2,897	2.50%	4,633
Alexandria Real Estate Equities, Inc.	1,173	2.47%	4,424
Prologis, Inc.	1,892	2.57%	3,345
Boston Properties, Inc.	2,089	2.71%	3,055
CyrusOne, Inc.	2,546	2.21%	2,124
NETSTREIT Corp.	5,353	1.27%	1,885
Realty Income Corp.	2,751	2.24%	1,668
MGM Growth Properties LLC — Class A	4,665	1.95%	950
Xenia Hotels & Resorts, Inc.	10,172	2.54%	826
Host Hotels & Resorts, Inc.	10,308	2.23%	(508)
Jones Lang LaSalle, Inc.	840	1.93%	(2,636)
Brixmor Property Group, Inc.	7,333	1.90%	(3,189)
Medical Properties Trust, Inc.	7,483	2.04%	(4,213)
Ryman Hospitality Properties, Inc.	2,565	2.55%	(4,478)
CareTrust REIT, Inc.	7,562	2.26%	(4,740)
Empire State Realty Trust, Inc. — Class A	17,874	2.55%	(6,579)
Total Financial			569,323
Consumer, Cyclical
Marriott Vacations Worldwide Corp.	741	1.65%	(3,038)
Hilton Grand Vacations, Inc.	3,821	1.84%	(8,788)
Total Consumer, Cyclical			(11,826)
Total MS Equity Market Neutral Long Custom Basket			$557,497

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Essential Properties Realty Trust, Inc.	10,871	(3.23)%	$6,306
Easterly Government Properties, Inc.	5,778	(1.55)%	5,515
Apartment Income REIT Corp.	3,311	(1.84)%	4,546
Equity Commonwealth	5,795	(2.09)%	4,175
Federal Realty Investment Trust	2,443	(3.21)%	4,100
Office Properties Income Trust	3,399	(1.21)%	3,994
Cousins Properties, Inc.	4,212	(1.93)%	3,520
Apple Hospitality REIT, Inc.	12,345	(2.33)%	1,915
Healthcare Trust of America, Inc. — Class A	6,210	(2.22)%	1,785
RLJ Lodging Trust	10,984	(2.20)%	1,286
Sunstone Hotel Investors, Inc.	13,664	(2.21)%	979
Physicians Realty Trust	3,192	(0.73)%	270
American Finance Trust, Inc.	9,719	(1.24)%	(157)
LTC Properties, Inc.	5,947	(3.22)%	(212)
Corporate Office Properties Trust	7,028	(2.40)%	(398)
Healthcare Realty Trust, Inc.	5,454	(2.14)%	(1,914)
Industrial Logistics Properties Trust	4,171	(1.25)%	(2,693)
SITE Centers Corp.	8,448	(1.48)%	(4,780)
Digital Realty Trust, Inc.	1,275	(2.33)%	(5,711)
American Homes 4 Rent — Class A	2,766	(1.20)%	(6,139)
STAG Industrial, Inc.	5,448	(2.37)%	(7,106)
Independence Realty Trust, Inc.	9,725	(1.92)%	(8,377)
PS Business Parks, Inc.	718	(1.44)%	(9,662)
Retail Opportunity Investments Corp.	15,471	(3.18)%	(11,515)
VEREIT, Inc.	6,540	(3.27)%	(15,095)
Life Storage, Inc.	2,867	(3.19)%	(15,387)
National Health Investors, Inc.	3,456	(3.24)%	(15,821)
Washington Real Estate Investment Trust	9,229	(2.64)%	(17,078)
SL Green Realty Corp.	5,127	(4.65)%	(23,223)
Mid-America Apartment Communities, Inc.	2,520	(4.72)%	(25,912)
CubeSmart	8,573	(4.20)%	(26,484)
STORE Capital Corp.	10,465	(4.54)%	(32,892)
Monmouth Real Estate Investment Corp.	19,540	(4.48)%	(42,374)
Retail Properties of America, Inc. — Class A	22,922	(3.11)%	(74,116)
Total Financial			(308,655)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Exchange-Traded Funds
Vanguard Real Estate ETF	8,178	(9.74)%	$(6,037)
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	3,080	(3.30)%	(20,737)
Total MS Equity Market Neutral Short Custom Basket			$(335,429)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Innovative Industrial Properties, Inc.	933	2.16%	$73,861
Weingarten Realty Investors	10,708	3.69%	69,028
Safehold, Inc.	1,317	1.18%	44,184
Extra Space Storage, Inc.	2,579	4.38%	41,000
Regency Centers Corp.	3,952	5.05%	39,006
Ventas, Inc.	4,725	3.23%	37,887
Equity Residential	4,162	3.82%	26,379
Sun Communities, Inc.	1,864	3.58%	25,336
VICI Properties, Inc.	6,984	2.53%	23,063
Gaming and Leisure Properties, Inc.	5,797	3.15%	21,594
Terreno Realty Corp.	2,658	1.97%	20,712
AvalonBay Communities, Inc.	1,892	4.47%	19,664
Public Storage	997	3.15%	14,904
Hudson Pacific Properties, Inc.	11,514	4.00%	11,731
Healthpeak Properties, Inc.	6,772	2.75%	10,936
American Assets Trust, Inc.	6,126	2.55%	10,225
Welltower, Inc.	2,768	2.54%	8,467
Americold Realty Trust	4,664	2.30%	8,126
Invitation Homes, Inc.	2,886	1.18%	6,981
Highwoods Properties, Inc.	5,280	2.91%	6,749
Alexandria Real Estate Equities, Inc.	1,173	2.47%	4,419
Agree Realty Corp.	2,897	2.50%	3,658
Prologis, Inc.	1,892	2.57%	3,289
Boston Properties, Inc.	2,089	2.71%	2,936
CyrusOne, Inc.	2,546	2.21%	2,183
NETSTREIT Corp.	5,353	1.27%	1,724
Realty Income Corp.	2,751	2.24%	1,553
MGM Growth Properties LLC — Class A	4,665	1.95%	1,005
Xenia Hotels & Resorts, Inc.	10,172	2.54%	839
Host Hotels & Resorts, Inc.	10,308	2.23%	(406)
Jones Lang LaSalle, Inc.	840	1.93%	(2,505)
Brixmor Property Group, Inc.	7,333	1.90%	(3,145)
Medical Properties Trust, Inc.	7,483	2.04%	(4,220)
Ryman Hospitality Properties, Inc.	2,565	2.55%	(4,528)
CareTrust REIT, Inc.	7,562	2.26%	(4,829)
Empire State Realty Trust, Inc. — Class A	17,874	2.55%	(6,524)
Total Financial			515,282
Consumer, Cyclical
Marriott Vacations Worldwide Corp.	741	1.65%	(2,819)
Hilton Grand Vacations, Inc.	3,821	1.84%	(8,856)
Total Consumer, Cyclical			(11,675)
Total GS Equity Market Neutral Long Custom Basket			$503,607

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Essential Properties Realty Trust, Inc.	10,871	(3.23)%	$6,281
Easterly Government Properties, Inc.	5,778	(1.55)%	5,502
Apartment Income REIT Corp.	3,312	(1.84)%	4,360
Equity Commonwealth	5,795	(2.09)%	4,231
Office Properties Income Trust	3,399	(1.21)%	3,903
Federal Realty Investment Trust	2,443	(3.21)%	3,853
Cousins Properties, Inc.	4,212	(1.93)%	3,484
Apple Hospitality REIT, Inc.	12,345	(2.33)%	1,922
Healthcare Trust of America, Inc. — Class A	6,210	(2.22)%	1,862
RLJ Lodging Trust	10,984	(2.20)%	1,293
Sunstone Hotel Investors, Inc.	13,664	(2.21)%	920
Physicians Realty Trust	3,192	(0.73)%	283
American Finance Trust, Inc.	9,719	(1.24)%	(28)
LTC Properties, Inc.	5,947	(3.22)%	(113)
Corporate Office Properties Trust	7,028	(2.40)%	(441)
Healthcare Realty Trust, Inc.	5,454	(2.14)%	(1,952)
Industrial Logistics Properties Trust	4,171	(1.25)%	(2,675)
SITE Centers Corp.	8,448	(1.48)%	(4,713)
Digital Realty Trust, Inc.	1,275	(2.33)%	(5,700)
American Homes 4 Rent — Class A	2,766	(1.20)%	(6,091)
STAG Industrial, Inc.	5,448	(2.37)%	(6,970)
Independence Realty Trust, Inc.	9,725	(1.92)%	(8,391)
PS Business Parks, Inc.	718	(1.44)%	(9,755)
Retail Opportunity Investments Corp.	15,471	(3.18)%	(10,694)
VEREIT, Inc.	6,540	(3.27)%	(15,072)
Life Storage, Inc.	2,867	(3.19)%	(15,393)
National Health Investors, Inc.	3,456	(3.24)%	(15,906)
Washington Real Estate Investment Trust	9,229	(2.64)%	(16,989)
SL Green Realty Corp.	5,127	(4.65)%	(23,328)
Mid-America Apartment Communities, Inc.	2,520	(4.72)%	(25,839)
CubeSmart	8,573	(4.20)%	(26,458)
STORE Capital Corp.	10,465	(4.54)%	(32,584)
Monmouth Real Estate Investment Corp.	19,540	(4.48)%	(42,539)
Retail Properties of America, Inc. — Class A	22,922	(3.11)%	(73,985)
Total Financial			(307,722)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	3,080	(3.30)%	$(20,745)
Exchange-Traded Funds
Vanguard Real Estate ETF	8,178	(9.74)%	(6,017)
Total GS Equity Market Neutral Short Custom Basket			$(334,484)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as custom basket swap collateral at March 31, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as short security collateral at March 31, 2021.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2021.
[6]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$26,719,390	$—	$—		$26,719,390
Master Limited Partnerships	209,045	—	—		209,045
Rights	—	—	—	*	—
Mutual Funds	12,190,783	—	—		12,190,783
Closed-End Funds	4,658,041	—	—		4,658,041
U.S. Treasury Bills	—	7,137,974	—		7,137,974
Repurchase Agreements	—	8,634,706	—		8,634,706
Commodity Futures Contracts**	818,048	—	—		818,048
Equity Futures Contracts**	491,982	3,328	—		495,310
Currency Futures Contracts**	494,051	—	—		494,051
Interest Rate Futures Contracts**	54,043	8,366	—		62,409
Equity Custom Basket Swap Agreements**	—	4,241,561	—		4,241,561
Total Assets	$45,635,383	$20,025,935	$—		$65,661,318

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$9,217,907	$—	$—		$9,217,907
Master Limited Partnerships	213,197	—	—		213,197
Exchange-Traded Funds	4,713,988	—	—		4,713,988
Commodity Futures Contracts**	462,805	—	—		462,805
Equity Futures Contracts**	257,426	1,079	—		258,505
Currency Futures Contracts**	250,147	—	—		250,147
Interest Rate Futures Contracts**	139,120	2,378	—		141,498
Equity Custom Basket Swap Agreements**	—	1,951,018	—		1,951,018
Total Liabilities	$15,254,590	$1,954,475	$—		$17,209,065

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended March 31, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Shares 03/31/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,605,176	$424,487	$–	$–	$3,681	$5,033,344	201,495	$14,934
Guggenheim Strategy Fund III	718,511	2,612	–	–	1,143	722,266	28,730	2,694
Guggenheim Ultra Short Duration Fund — Institutional Class	7,021,947	424,317	(1,000,000)	1,001	(12,092)	6,435,173	646,102	14,689
	$12,345,634	$851,416	$(1,000,000)	$1,001	$(7,268)	$12,190,783		$32,317

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedules of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bond
0.01%			2.38%
Due 04/01/21	$124,999,036	$124,999,053	11/15/49	$126,141,600	$127,499,092
Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.01%			0.13%
Due 04/01/21	56,830,637	56,830,653	02/15/51	57,053,077	57,967,257
BofA Securities, Inc.			U.S. Treasury Note
0.01%			0.38%
Due 04/01/21	51,866,820	51,866,827	04/30/25	53,449,300	52,904,236

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commoidities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$8,543,232	$-	$(1,343,998)	$(1,343,998)
Managed Futures Strategy Fund	23,020,035	409,458	(400,209)	9,249
Multi-Hedge Strategies Fund	45,377,184	7,503,569	(4,428,500)	3,075,069

Note 6 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.